SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Notes receivable		$ 150,154	$ 1,598,340
Lease receivable, net		2,940,261	2,339,799
Other		17,219	138,383
Total other receivables	$ 3,659,913	$ 3,107,634	$ 4,076,522